INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Finished goods	$ 93.5	$ 88.8
Audiovisual content	119.3	94.1
Raw materials and supplies	27.6	20.2
Total current inventories	240.4	203.1	$ 199.3
Cost of inventories included in purchase of goods and services	721.8	721.5	721.0
Write-downs of inventories	$ 6.3	$ 4.7	$ 11.1